UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21052

Name of Fund:   BlackRock California Municipal Bond Trust (BZA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock California Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
California - 145.9%	$2,150	AIG SunAmerica, Inc., M/F Housing Revenue Bonds (San Lucas Apartments), Pass-Through Certificates of Beneficial
		Ownership, AMT, Series 5, 5.95% due 11/01/2034	$2,175
	2,320	AIG SunAmerica, Inc., Santa Maria, California, M/F Housing Revenue Bonds (Westgate Courtyards Apartments), Pass-
		Through Certificates of Beneficial Ownership, AMT, Series 3, 5.80% due 11/01/2034	2,336
	5,000	Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvements Project),
		Sub-Series C, 5.74% due 9/01/2032 (c)(i)	1,494
	2,000	Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San Francisco Bay Area),
		Series F, 5% due 4/01/2031	2,104
	4,000	California Educational Facilities Authority Revenue Bonds (University of San Diego), Series A, 5.25% due 10/01/2030	4,101
	3,270	California Health Facilities Financing Authority Revenue Bonds (Valleycare Medical Center),
		Series A, 5.375% due 5/01/2012 (e)	3,545
	3,750	California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project),
		5.25% due 10/01/2034	3,804
	3,500	California Infrastructure and Economic Development Bank Revenue Bonds (Rand Corporation),
		Series A, 5.25% due 4/01/2012 (a)(e)	3,779
	530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project),
		AMT, Series A-2, 5.40% due 4/01/2025	527
	1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project),
		AMT, Series C, 5.125% due 11/01/2023	966
	500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic Services Inc.
		Project), AMT, Series C, 5.25% due 6/01/2023	519
	1,000	California State, GO, Refunding, 5% due 6/01/2037	1,011
	1,500	California Statewide Communities Development Authority Revenue Bonds (Daughters of Charity National Health System),
		Series A, 5.25% due 7/01/2030	1,473
	5,000	California Statewide Communities Development Authority Revenue Bonds (Kaiser Permanente),
		Series A, 5.50% due 11/01/2032	5,101
	3,250	California Statewide Communities Development Authority Revenue Bonds (Sutter Health), Series B, 5.625% due 8/15/2042	3,364
	1,175	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5% due 12/01/2027	1,182
	3,845	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.75% due 1/15/2040	3,863
	2,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
		Series A-1, 6.625% due 6/01/2013 (e)	2,313
	2,500	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
		Series B, 5.50% due 6/01/2013 (e)	2,751

Portfolio Abbreviations
To simplify the listings of BlackRock California Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds

BlackRock California Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$1,300	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
		Series B, 5.625% due 6/01/2013 (e)	$1,439
	550	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Senior Series
		A-1, 5.125% due 6/01/2047	465
	1,745	Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6% due 8/01/2012 (e)	1,976
	655	Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project), 5.90% due 6/01/2027	655
	1,180	Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project), 6% due 6/01/2035	1,174
	705	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.53% due 8/01/2029 (g)(i)	237
	795	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.38% due 8/01/2030 (g)(i)	252
	830	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.55% due 8/01/2031 (g)(i)	248
	865	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.56% due 8/01/2032 (g)(i)	245
	905	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.57% due 8/01/2033 (g)(i)	242
	945	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.58% due 8/01/2034 (g)(i)	239
	1,000	Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT,
		Series B, 7.50% due 12/01/2024	1,064
	680	Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT,
		Series C, 7.50% due 12/01/2024	723
	2,500	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5% due 7/01/2037	2,640
	2,400	Orange County, California, Community Facilities District, Special Tax Bonds (Number 01-1 Ladera Ranch),
		Series A, 6% due 8/15/2010 (e)	2,595
	3,000	Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara Mobile Home Park), Series A, 5.75% due 5/15/2037	3,035
	2,500	San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax
		Bonds (Mission Bay South Public Improvements Project), 6.25% due 8/01/2033	2,553
	15,000	Santa Ana, California, Unified School District, COP (Financing Program), 5.75% due 4/01/2029 (c)(i)	5,261
	2,500	Santa Clara Valley, California, Water District, Water Utility System Revenue, Series A, 5.125% due 6/01/2010 (b)(e)	2,613
	1,500	Southern California Public Power Authority, Natural Gas Project Number 1 Revenue Bonds, Series A, 5% due 11/01/2033	1,447
	1,500	Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical Center),
		Series A, 5.50% due 6/01/2031	1,532
		Total Municipal Bonds (Cost - $72,389) - 145.9%	77,043
		Corporate Bonds
Multi State - 7.5%	3,500	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (h)	3,988
		Total Corporate Bonds (Cost - $3,500) - 7.5%	3,988
	Shares
	Held	Short-Term Securities
	939	CMA California Municipal Money Fund, 3.07% (d)(f)	939
		Total Short-Term Securities (Cost - $939) - 1.8%	939
		Total Investments (Cost - $76,828*) - 155.2%	81,970
		Other Assets Less Liabilities - 1.6%	840
		Preferred Shares, at Redemption Value - (56.8%)	(29,999)
		Net Assets Applicable to Common Shares - 100.0%	$52,811

BlackRock California Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost	$76,652
Gross unrealized appreciation	$5,462
Gross unrealized depreciation	(144)
Net unrealized appreciation	$5,318

(a)	AMBAC Insured.
(b)	FGIC Insured.
(c)	FSA Insured.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA California Municipal Money Fund	603	$6
(e)	Prerefunded.
(f)	Represents the current yield as of November 30, 2007.
(g)	XL Capital Insured.
(h)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(i)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at time of purchase.

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock California Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Trust

Date: January 16, 2008